Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Loss of the year	€ (108,532)	€ (1,087)	€ (54,547)
Income taxes calculated at 33.99%	36,890	369	18,541
Effect of income that is exempt from taxation	368	490	558
Effect of expenses that are not deductible in determining taxable profit	(248)	(219)	(199)
Effect of unused tax losses and tax offsets not recognised as deferred tax assets	(37,010)	(641)	(18,899)
Effective income taxes	€ 0	€ 0	€ 0